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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2000
          Check here if Amendment [ ]; Amendment Number:_______________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:                      Mr. Ned Sadaka
Title:                     President
Phone:                     212-355-6688


Signature, Place, and Date of Signing:

/S/ Ned Sadaka
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

May  12, 2000
______________________________________
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         70

Form 13F Information Table Value Total:

         $ 490,822 (thousands)

List of Other Included Managers:


         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                            FORM 13F INFORMATION TABLE


                                                       Value                  Put/  Investment   Other            Voting
                                                                                                                 Authority
Name of Issuer                 Title of   CUSIP     (x$1000)  Shrs of  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                 --------   -----     --------  -------- ------ ----  ----------  --------   ----   ------   ----
                                 Class                        prn amt
                                 -----                        -------

3 COM CORP                         COM   885535104     6,213   111,695   SH            SOLE               111,695
ADELPHIA COMMUNICATIONS CORP       COM   006848105     6,709   136,911   SH            SOLE               136,911
AETNA INC                          COM   008117103     4,948    88,847   SH            SOLE                88,847
ATLANTIC RICHFIELD CO              COM   048825103    10,631   125,065   SH            SOLE               125,065
BOC GROUP PLC                      COM   097189104       951    48,625   SH            SOLE                48,625
BOGN COMMUNICATION INTL            COM   097189104     2,704   267,025   SH            SOLE               267,025
C CUBE SEMICONDUCTOR W/I           COM   12501P103       692    24,275   SH            SOLE                24,275
C-CUBE MICROSYSTEMS                COM   125015107    24,955   342,729   SH            SOLE               342,729
CBS CORPORATION                    COM   12490K107     6,216   109,769   SH            SOLE               109,769
CENDANT CORP                       COM   151313103     3,593   194,200   SH            SOLE               194,200
CHAMPION INTERNATIONAL CORP        COM   158525105     2,720    51,088   SH            SOLE                51,088
COLUMBIA ENERGY GRP                COM   197648108     4,322    72,939   SH            SOLE                72,939
CONCENTRIC NETWORK CORP            COM   20589R107    14,640   266,185   SH            SOLE               266,185
EMERSON ELECTRIC CO                COM   291011104     8,582   162,315   SH            SOLE               162,315
FORD MOTOR CO                      COM   345370100     3,169    68,993   SH            SOLE                68,993
GENERAL MOTORS CORP                COM   370442105    15,301   184,762   SH            SOLE               184,762
GENERAL MOTORS CORP CL H          CL H   370442832     8,462    67,970   SH            SOLE                67,970
GLOBAL LIGHT TELECOM.              COM   37934X100    10,875   530,485   SH            SOLE               530,485
GTE CORP COM                       COM   362320103    11,937   168,131   SH            SOLE               168,131
IMS HEALTH INC                     COM   449934108       411    24,275   SH            SOLE                24,275
INTEL CORP                         COM   458140100     7,629    57,824   SH            SOLE                57,824
JEFFRIES & CO                      COM   472318104     5,928   259,130   SH            SOLE               259,130
K MART CORP                        COM   482584109       941    97,100   SH            SOLE                97,100
KANSAS CITY POWER & LIGHT          COM   485134100       845    29,130   SH            SOLE                29,130
MARK IV INDS INC COM               COM   570387100     2,563   116,169   SH            SOLE               116,169
MEDIAONE GROUP INC                 COM   58440J104    38,896   480,193   SH            SOLE               480,193
MEDICAL MANAGER CORP               COM   58461U103     2,215    63,180   SH            SOLE                63,180
MELLON BK CORP COM                 COM   585509102     2,441    82,735   SH            SOLE                82,735
MICROSOFT CORP                     COM   594918104     2,847    26,799   SH            SOLE                26,799
MIRAGE RESORTS                     COM   60462e104       235    12,138   SH            SOLE                12,138


MOTOROLA INC                       COM   620076109     4,060    28,513   SH            SOLE                28,513
NAVIGANT INTERNATIONAL INC         COM   63935R108     2,677   281,836   SH            SOLE               281,836
NEWBRIDGE NETWORKS CORP            COM   650901101    12,052   371,544   SH            SOLE               371,544
ORTEL CORP                         COM   68749W102    14,516    77,341   SH            SOLE                77,341
PAIRGAIN TECHNOLOGIES              COM   695934109     2,323   124,290   SH            SOLE               124,290
PIMCO ADVISORS                     COM   69338P102     6,132   160,055   SH            SOLE               160,055
PUBLICARD INC                      COM   744627100     1,758   180,342   SH            SOLE               180,342
QWEST COMMUNICATIONS               COM   749121109     7,555   155,774   SH            SOLE               155,774
SEAGATE TECHNOLOGY                 COM   811804103    11,826   196,281   SH            SOLE               196,281
SOUTHDOWN INC                      COM   841297104     4,251    72,048   SH            SOLE                72,048
ST LAURENT PAPERBOARD INC          COM   790907109       393    19,977   SH            SOLE                19,977
STARWOOD HOTELS &RESORTS           COM   855905204     5,983   227,919   SH            SOLE               227,919
STERLING SOFTWARE INC              COM   859547101     2,388    72,925   SH            SOLE                72,925
SYMBOL TECHNOLOGIES INC            COM   871508107     3,673    44,625   SH            SOLE                44,625
TELECOMMUNICACOES                 SPONS. 87929A102     2,159    72,716   SH            SOLE                72,716
                                   ADR
TELEFONICA DE ARGEN               SPONS. 879378206     1,975    50,308   SH            SOLE                50,308
                                   ADR
THE SABRE GROUP                    COM   785905100     3,840   103,955   SH            SOLE               103,955
TRAVELERS PROPERTY C               COM   893939108     2,003    48,550   SH            SOLE                48,550
TYCO INTERNATIONAL                 COM   902124106    11,899   238,575   SH            SOLE               238,575
UNION CARBIDE CORP COM             COM   905581104     4,700    80,599   SH            SOLE                80,599
UNISYS CORP                        COM   909214108     3,095   121,375   SH            SOLE               121,375
US WEST INC                        COM   91273H101    10,627   146,325   SH            SOLE               146,325
WARNER LAMBERT                     COM   934488107     5,381    55,194   SH            SOLE                55,194
WESLEY JESSEN VISIONCARE INC       COM   951018100     1,745    48,550   SH            SOLE                48,550
WILLIAMS COMPANIES INC             COM   969457100     2,380    54,176   SH            SOLE                54,176
WORKFLOW MANAGEMENT INC            COM   98137N109     3,877   143,925   SH            SOLE               143,925
AMERICAN INTL GROUP INC            COM   026874107     1,788    16,328   SH            SOLE                16,328
AMERICAN TEL & TEL                 COM   001957109    22,312   396,654   SH            SOLE               396,654
BP AMOCO PLC                      SPONS. 055622104     6,102   114,999   SH            SOLE               114,999
                                   ADR
EMC CORP                           COM   268648102     8,306    66,449   SH            SOLE                66,449
GLOBAL CROSSINGS LTD               COM   G3921A100     8,107   198,036   SH            SOLE               198,036
MOTOROLA INC                       COM   620076109     7,806    54,829   SH            SOLE                54,829
TYCO INTERNATIONAL                 COM   902124106    23,819   477,568   SH            SOLE               477,568
VODAFONE AIRTOUCH PLC ADR         SPONS. 92857T107    57,743 1,039,240   SH            SOLE             1,039,240
                                   ADR



VOICESTREAM WIRELESS CORP          COM   928615103     7,214    56,007   SH            SOLE                56,007
AMERICAN TEL & TEL CALLS          CALL   001957909       633     1,011   CALL          SOLE                 1,011
QWEST COMMUNICATIONS CALLS        CALL   749121909       250       106   CALL          SOLE                   106
HANNAFORD BROS CO CALLS           CALL   410550907        90        29   CALL          SOLE                    29
PAIRGAIN TECHNOLOGIES PUTS         PUT   695934959       300        13   PUT           SOLE                    13
TIME WARNER INC PUTS               PUT   887315959       513       301   PUT           SOLE                   301




